Share Capital, Warrants and Options - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options (Details) - Post-consolidation Basis [Member]	9 Months Ended
	Sep. 30, 2019 Option $ / shares
Options Expiring November 5, 2019 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	35,000	[1]
Options exercisable	35,000	[1]
Exercise price | $ / shares	$ 2.10	[1]
Weighted average remaining contractual life (years)	0 years	[1]
Options Expiring December 19, 2019 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	100,000
Options exercisable	100,000
Exercise price | $ / shares	$ 2.20
Weighted average remaining contractual life (years)	4 days
Options Expiring February 3, 2020 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	90,000
Options exercisable	90,000
Exercise price | $ / shares	$ 2.75
Weighted average remaining contractual life (years)	4 days
Options Expiring October 5, 2020 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	45,000
Options exercisable	45,000
Exercise price | $ / shares	$ 2.00
Weighted average remaining contractual life (years)	7 days
Options Expiring January 28, 2021 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	541,800
Options exercisable	541,800
Exercise price | $ / shares	$ 2.10
Weighted average remaining contractual life (years)	3 months 26 days
Options Expiring February 21, 2022 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	763,750
Options exercisable	763,750
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	9 months 22 days
Options Expiring December 20, 2022 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	50,000
Options exercisable	50,000
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	26 days
Options Expiring February 28, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	570,000
Options exercisable	570,000
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	10 months 10 days
Options Expiring May 1, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	50,000
Options exercisable	50,000
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	29 days
Options Expiring May 4, 2023 [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	20,000
Options exercisable	20,000
Exercise price | $ / shares	$ 1.20
Weighted average remaining contractual life (years)	11 days
Stock Option Plan [Member]
Disclosure of Stock Options Outstanding [Line Items]
Options outstanding	2,265,550
Options exercisable	2,265,550
Weighted average remaining contractual life (years)	2 years 2 months 16 days

[1]	Subsequently expired, unexercised.